DEI Document	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 26, 2024
Entity Registrant Name	TechnipFMC plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37983
Entity Tax Identification Number	98-1283037
Entity Address, Address Line One	One Subsea Lane
Entity Address, Country	US
Entity Address, Postal Zip Code	77044
Country Region	1
City Area Code	281
Local Phone Number	591-4000
Title of 12(b) Security	Ordinary shares, $1.00 par value per share
Trading Symbol	FTI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001681459
Amendment Flag	false
Entity Address, City or Town	TX
Entity Address, City or Town	Houston